Condensed Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Convertible Preferred Stock [Member]	Natura [Member]	Manitoba Harvest [Member]	ABG Intermediate Holdings 2 LLC [Member]	Common Stock [Member]	Common Stock [Member] Natura [Member]	Common Stock [Member] Manitoba Harvest [Member]	Common Stock [Member] ABG Intermediate Holdings 2 LLC [Member]	Additional Paid-In Capital [Member]	Additional Paid-In Capital [Member] Natura [Member]	Additional Paid-In Capital [Member] Manitoba Harvest [Member]	Additional Paid-In Capital [Member] ABG Intermediate Holdings 2 LLC [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit [Member]
Beginning Balance at Dec. 31, 2015	$ 9,899									$ 31,495				$ 3,166	$ (24,762)
Stock-based compensation expense	94									94
Foreign currency translation gain	418													418
Net loss	(7,883)														(7,883)
Ending Balance at Dec. 31, 2016	2,528									31,589				3,584	(32,645)
Contributions	8									8
Stock-based compensation expense	139									139
Foreign currency translation gain	282													282
Net loss	(7,809)														(7,809)
Ending Balance at Dec. 31, 2017	(4,852)									31,736				3,866	(40,454)
Conversion of convertible preferred stock	52,640	$ 1								52,639
Conversion of convertible preferred stock, Shares		7,794,042
Issuance of common stock, net of issuance cost	8					$ 8
Issuance of common stock, net of issuance cost, Shares						75,000,000
Stock-based compensation expense	31									31
Other comprehensive income (loss)	(1)													(1)
Net loss	(5,181)														(5,181)
Ending Balance at Mar. 31, 2018	42,645	$ 1				$ 8				84,406				3,865	(45,635)
Ending Balance, Shares at Mar. 31, 2018		7,794,042				75,000,000
Beginning Balance at Dec. 31, 2017	(4,852)									31,736				3,866	(40,454)
Foreign currency translation gain	(87)
Other comprehensive income (loss)	(87)
Net loss	(18,014)
Ending Balance at Jun. 30, 2018	35,327	$ 1				$ 8				90,007				3,779	(58,468)
Ending Balance, Shares at Jun. 30, 2018		7,794,042				75,000,000
Beginning Balance at Dec. 31, 2017	(4,852)									31,736				3,866	(40,454)
Issuance of convertible preferred stock net of issuance costs	52,560	$ 2								52,558
Issuance of convertible preferred stock net of issuance costs, Shares		7,794,042
Conversion of convertible preferred stock		$ (2)				$ 2
Conversion of convertible preferred stock, Shares		(7,794,042)				7,794,042
Issuance of common stock, net of issuance cost	160,792					$ 8				160,784
Issuance of common stock, net of issuance cost, Shares						85,350,000
Stock-based compensation expense	20,988									20,988
Foreign currency translation gain	662													662
Deferred tax liability related to convertible senior notes due 2023, net of issuance costs	(8,809)									(8,809)
Unrealized gain (loss) on cash equivalents and investments	(765)													(765)
Issuance of shares for Alef acquisition	2,855									2,855
Issuance of shares for Alef acquisition, Shares						26,825
Equity component related to issuance of convertible senior notes due 2023, net of issuance costs	41,945									41,945
Net loss	(67,723)														(67,723)
Ending Balance at Dec. 31, 2018	197,653					$ 10				302,057				3,763	(108,177)
Ending Balance, Shares at Dec. 31, 2018						93,170,867
Beginning Balance at Mar. 31, 2018	42,645	$ 1				$ 8				84,406				3,865	(45,635)
Beginning Balance, Shares at Mar. 31, 2018		7,794,042				75,000,000
Stock-based compensation expense	5,601									5,601
Foreign currency translation gain	(86)
Other comprehensive income (loss)	(86)													(86)
Net loss	(12,833)														(12,833)
Ending Balance at Jun. 30, 2018	35,327	$ 1				$ 8				90,007				3,779	(58,468)
Ending Balance, Shares at Jun. 30, 2018		7,794,042				75,000,000
Beginning Balance at Dec. 31, 2018	197,653					$ 10				302,057				3,763	(108,177)
Beginning Balance, Shares at Dec. 31, 2018						93,170,867
Receivable for ABG Profit Participation Arrangement, net of finance income	(30,292)									(30,292)
Shares issued under stock-based compensation plans	931									931
Shares issued under stock-based compensation plans, shares						545,000
Shares issued for employee compensation	649									649
Shares issued for employee compensation, shares						11,868
Stock-based compensation expense	5,306									5,306
Issuance of shares for Alef acquisition			$ 15,100	$ 96,844	$ 125,097						$ 15,100	$ 96,844	$ 125,097
Issuance of shares for Alef acquisition, Shares							180,332	1,209,946	1,680,214
Other comprehensive income (loss)	933													933
Net loss	(30,301)														(30,301)
Ending Balance at Mar. 31, 2019	381,920					$ 10				515,692				4,696	(138,478)
Ending Balance, Shares at Mar. 31, 2019						96,798,227
Beginning Balance at Dec. 31, 2018	197,653					$ 10				302,057				3,763	(108,177)
Beginning Balance, Shares at Dec. 31, 2018						93,170,867
Foreign currency translation gain	2,449
Unrealized gain (loss) on cash equivalents and investments	646
Other comprehensive income (loss)	3,095
Net loss	(65,354)
Ending Balance at Jun. 30, 2019	360,167					$ 10				526,830				6,858	(173,531)
Ending Balance, Shares at Jun. 30, 2019						97,357,531
Beginning Balance at Mar. 31, 2019	381,920					$ 10				515,692				4,696	(138,478)
Beginning Balance, Shares at Mar. 31, 2019						96,798,227
Shares issued under stock-based compensation plans	3,483									3,483
Shares issued under stock-based compensation plans, shares						530,943
Stock-based compensation expense	7,585									7,585
Foreign currency translation gain	2,924
Unrealized gain (loss) on cash equivalents and investments	(762)
Issuance of shares for Alef acquisition	70									70
Issuance of shares for Alef acquisition, Shares						28,361
Other comprehensive income (loss)	2,162													2,162
Net loss	(35,053)														(35,053)
Ending Balance at Jun. 30, 2019	$ 360,167					$ 10				$ 526,830				$ 6,858	$ (173,531)
Ending Balance, Shares at Jun. 30, 2019						97,357,531